RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,	December 31,
	2018	2017	2016

Consulting fees paid or accrued to officers or their companies	$850,028	$610,821	$539,706
Directors’ fees	2,316	2,310	2,267

Stock option grants to officers and directors	—	610,000	400,000
Stock option grant price range	—	$0.24	$0.31